Goodwill and Other Intangible Assets - Summary of Goodwill Amounts Allocated to Reporting Units (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill impairment charge	$ 383,612	$ 1,006,357